8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES - future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net Investment In Direct Financing And Sales-type Leases - Future Minimum Lease Payments Details
Minimum lease payments receivable	$ 373,054	$ 428,314
Less: Allowance for doubtful accounts	(22)	(389)
Net minimum lease payments receivable	373,032	427,925
Less: unearned interest income	(27,879)	(37,826)
Net investment in direct financing and sales-type leases	59,170	128,415
Less: Current maturities of net investment in direct financing and sales-type leases	(285,983)	(261,684)
Net investment in direct financing and sales-type leases, net of current maturities	$ 59,170	$ 128,415